Note 15: Credit Quality of Long-Term Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Allowance for Credit Losses on Financing Receivables Table [Text Block]
(Dollars in millions)	December 31, 2012	December 31, 2011
Long-term trade accounts receivable	$593	$204
Notes and leases receivable	584	365
Total long-term receivables	$1,177	$569

(Dollars in millions)	2012	2011
Beginning balance of the reserve for credit losses and exposure as of January 1	$70	$42
Provision	1	25
Charge-offs	-	-
Recoveries	(5)	(9)
Other	(6)	12
Ending balance of the reserve for credit losses and exposure: individually evaluated for impairment as of December 31	$60	$70
Ending balance of long-term receivables: individually evaluated for impairment as of December 31	$1,177	$569

Financing Receivable Credit Quality Indicators Table [Text Block]
	December 31, 2012		December 31, 2011
(Dollars in millions)	Long-term trade accounts receivable	Notes and leases receivable	Long-term trade accounts receivable	Notes and leases receivable
A - (low risk, collateralized/uncollateralized)	$569	$26	$201	$-
B - (moderate risk, collateralized/uncollateralized)	21	458	3	295
C - (high risk, collateralized/uncollateralized)	3	100	-	70
D - (in default, uncollateralized)	-	-	-	-
Total	$593	$584	$204	$365